Cash and cash equivalents (Details) - Schedule of cash and cash equivalents - CHF (SFr)	Dec. 31, 2020	Dec. 31, 2019
Schedule of cash and cash equivalents [Abstract]
Cash in bank accounts	SFr 11,258,870	SFr 1,383,182
Cash on hand		1,538
Total cash and cash equivalents	SFr 11,258,870	SFr 1,384,720